Subsequent Events (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
Note 16 - Subsequent Events

The Company has evaluated subsequent events through the filing of this Quarterly Report on Form 10-Q.

Pending Merger with Capstead Mortgage Corporation

As disclosed in the Company’s Current Report on Form 8-K filed with the SEC on July 26, 2021, the Company, Rodeo Sub I, LLC, a wholly-owned subsidiary of the Company (“Merger Sub”), Capstead Mortgage Corporation (“Capstead”) and the Advisor entered into a definitive Agreement and Plan of Merger (the “Merger Agreement”) on July 25, 2021. Under the terms and subject to the conditions set forth in the Merger Agreement, Capstead will merge with and into Merger Sub, with Merger Sub remaining as a wholly-owned subsidiary of the Company (such transaction, the “Merger”).

Under the terms of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), each issued and outstanding share of common stock of Capstead will be converted into the right to receive:

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from the Company, (A) a number of shares of the Company’s common stock equal to the quotient (rounded to the nearest one ten-thousandth) determined by dividing (i) Capstead’s adjusted book value per share by (ii) the Company’s adjusted book value per share (the “Per Share Stock Consideration”), and (B) a cash amount equal to the product of (rounding to the nearest cent) (x) Capstead’s adjusted book value per share multiplied by 15.75%, multiplied by (y) 22.5%, without any interest thereon (the “Per Share Cash Consideration” and together with the Per Share Stock Consideration, the “Per Common Share BSPRT Consideration”); and

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from the Advisor, a cash amount equal to the product of (rounding to the nearest cent) (A) Capstead’s adjusted book value per share multiplied by 15.75%, multiplied by (B) 77.5%, without any interest thereon (the “Advisor Cash Consideration” and together with the Per Common Share BSPRT Consideration, the “Total Per Common Share Consideration”).

Capstead’s outstanding equity awards under its equity compensation plans will also be converted into the right to receive the Total Per Common Share Consideration. In addition, each outstanding share of Capstead’s 7.50% Series E Cumulative Redeemable Preferred Stock, $0.10 par value per share, will be converted into the right to receive one newly-issued 7.50%  Series E Cumulative Redeemable Preferred Share, $0.01 par value per share, of the Company (the “BSPRT Series E Preferred Stock”) (the “Preferred Merger Consideration” and, together with the Per Common Share BSPRT Consideration, the “Total BSPRT Merger Consideration”). Cash will be paid in lieu of any fractional shares of the Company’s common stock that would otherwise have been received as a result of the Merger. Adjusted book value per share equals the respective company’s total consolidated common stockholders’ equity, less, in the case of the Company, the aggregate Per Share Cash Consideration, divided by each respective company’s common stock issued and outstanding (excluding, in the case of Capstead, any cancelled shares), plus, in the case of Capstead, any shares of its common stock issuable upon the conversion of outstanding performance units, after giving pro forma effect to any additional dividends or other distributions on shares of the respective company’s common stock that are declared or are anticipated to be declared for which the record date is or will be prior to the Effective Time.

Under the Merger Agreement, each of Capstead and the Company will pay a special dividend to their respective stockholders in cash on the last business day prior to the closing of the Merger, with a record date that is three business days before the payment date.

The obligation of each party to consummate the Merger is subject to a number of conditions, including, among others, the approval of the Merger and the other transactions contemplated by the Merger Agreement by Capstead’s stockholders and the registration and listing on the New York Stock Exchange of the shares of the Company’s common stock and BSPRT Series E Preferred Stock that will be issued in connection with the Merger.

Each of the parties to the Merger Agreement has made certain customary representations, warranties and covenants, among other things the Merger Agreement provides that each of Capstead and the Company will, until the Effective Time, operate their respective businesses in all material respects in the ordinary course and consistent with practice, and preserve substantially intact its current business organization and preserve key business relationships. Each of Capstead and the Company are subject to restrictions as specified in the Merger Agreement on certain actions each company may take prior to the Effective Time, including, among other things, actions related to amending organizational documents, declaring dividends, issuing or repurchasing capital stock, engaging in certain business transactions and incurring indebtedness.

Recapitalization

In addition, pursuant to the Merger Agreement, the Company has agreed to take necessary corporate actions such that, prior to the consummation of the Merger, the Company will effect a one-for-ten reverse stock split of its common stock (the “Reverse Stock Split”). In connection with the Reverse Stock Split, each outstanding share of the Company’s Common Stock as of a date to be specified will automatically combine into 1\10th of a share the Company’s Common Stock, which will be renamed “Class A common stock” (the “Class A Common Stock”).

Following the Reverse Stock Split, as contemplated by the Merger Agreement, the Company has also agreed to effect a stock dividend on the Class A Common Stock (the “Stock Dividend”, and together with the Reverse Stock Split, the “Recapitalization”) wherein the Company will distribute nine shares of a newly designated series of Class B common stock of the Company (“Class B Common Stock”) to each holder of Class A Common Stock as of the record date to be specified by the Company’s board of directors. The Class B Common Stock will be identical to the Class A Common Stock except that the Class B Common Stock will convert, on a one-for-one basis, into shares of Class A Common Stock 180 days following the listing of the Class A Common Stock on the NYSE. The Class B Common Stock will not be listed on the NYSE, and therefore holders of Class B Common Stock will not be able to sell their shares of Class B Common Stock on the NYSE until the automatic conversion of such Class B Common Stock into shares of Class A Common Stock 180 days after the listing of the Class A Common Stock.

The Recapitalization will result in each stockholder of the Company’s common stock as of a date to be specified prior to the closing of the Merger having the same economic value of equity securities in the Company as such holder did prior to the Recapitalization, except that each such holder will have 10% of their holdings in Class A Common Stock and 90% of their holdings in Class B Common Stock.
Note 19 - Subsequent Events The Company has evaluated subsequent events through the filing of this Annual Report on Form 10-K.